Expense Example {- Fidelity High Income Fund} - 04.30 Fidelity Global High Income Fund & Fidelity High Income Fund - AMCIZ Combo PRO-15 - Fidelity High Income Fund	Jun. 29, 2022 USD ($)
Fidelity Advisor High Income Fund Class A
Expense Example:
1 year	$ 497
3 years	703
5 years	925
10 years	1,564
Fidelity Advisor High Income Fund Class M
Expense Example:
1 year	498
3 years	706
5 years	930
10 years	1,576
Fidelity Advisor High Income Fund Class C
Expense Example:
1 year	279
3 years	554
5 years	954
10 years	1,870
Fidelity Advisor High Income Fund Class I
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
Fidelity Advisor High Income Fund Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798